Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 89.1	$ 121.6
Goods and work in process	109.1	97.7
Inventory, Finished Goods, Net of Reserves	49.6	102.5
Inventories,Total	$ 247.8	$ 321.8